Corporate Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Disclosure of Detailed Information for Changes in the Carrying Amount of Derivative Liabilities
The changes in the carrying amount of the Stream Arrangement derivative liabilities prior to disposition were as follows:

Balance – December 31, 2020	$—
Assumed in Premier Acquisition (note 5(c))	40,369
Gold and silver delivered	(6,802)
Change in fair value	6,419
Balance – December 31, 2021	39,986
Gold and silver delivered	(6,119)
Change in fair value	685
Balance – April 21, 2022	$34,552

Disclosure of the Carrying Amounts of the Assets Derecognized on Disposition	The carrying amounts of the assets derecognized on disposition were as follows:

Assets derecognized
Cash	$2,327
Other current receivables	2,109
Mineral properties	15,220
$19,656

Disclosure of Detailed Information about Consideration Paid
The acquisition-date fair value of the consideration transferred consisted of the following:

Share consideration(1)	$399,613
Option consideration(2)	8,155
Warrant consideration(3)	505
Total consideration	$408,273
(1)The fair value of 47,373,723 common shares issued to Premier shareholders was determined using the Company’s share price of C$10.64 ($8.44) per share on the acquisition date.
(2)The fair value of 2,813,747 replacement options issued was determined using the Black-Scholes option pricing model with the following weighted average assumptions: exercise price of C$7.27, share price of C$10.64, expected life of 2.07 years, expected volatility of 41.3%, dividend yield of 0.0%, and discount rate of 0.37%.
(3)The fair value of 393,400 replacement warrants issued was determined using the Black-Scholes option pricing model with the following weighted average assumptions: exercise price of C$10.42, share price of C$10.64, expected life of 0.82 years, expected volatility of 39.7%, dividend yield of 0.0%, and discount rate of 0.15%.

Bear Creek
Disclosure of detailed information about business combination [line items]
Disclosure of analysis of single amount of discontinued operations
The carrying amounts of the assets and liabilities of Mercedes derecognized on April 21, 2022 and classified as held for sale at December 31, 2021 were as follows:

	April 21, 2022	December 31, 2021
Cash and cash equivalents	$16,250	$4,575
Trade and other receivables	2,144	6,878
Inventories	11,468	12,935
Mineral properties, plant and equipment	188,998	183,137
Other assets	1,308	13
Total assets	220,168	207,538

Accounts payable and accrued liabilities	(13,522)	(13,282)
Derivative liabilities	(34,552)	(39,986)
Reclamation and closure cost provisions	(11,531)	(11,863)
Deferred income tax liabilities	(18,084)	(18,084)
Other liabilities	(2,324)	(2,530)
Total liabilities	(80,013)	(85,745)
Net assets	$140,155	$121,793

Premier Gold Mines Limited
Disclosure of detailed information about business combination [line items]
Fair value of assets acquired and liabilities assumed	The table below presents the fair values of the assets acquired and liabilities assumed at the date of acquisition.

Assets (liabilities) acquired
Cash and cash equivalents	$8,267
Trade and other receivables	13,165
Inventories	11,987
Restricted cash	8,333
Mineral properties, plant and equipment	576,803
Investment in associate	79,001
Other assets	4,399
Accounts payable and accrued liabilities	(18,002)
Loans and borrowings and accrued interest	(17,649)
Stream arrangement	(40,369)
Reclamation and closure cost provisions	(13,481)
Deferred tax liabilities	(121,931)
Other liabilities	(818)
Fair value of net assets acquired	$489,705

Greenstone
Disclosure of detailed information about business combination [line items]
Fair value of assets acquired and liabilities assumed	The total cost of acquisition was allocated to the assets acquired and liabilities assumed as follows:

Assets (liabilities) acquired
Cash and cash equivalents	$95
Trade and other receivables	21
Restricted cash	1,043
Mineral properties, plant and equipment	59,078
Other assets	10
Accounts payable	(287)
Other liabilities	(27)
Net assets acquired	$59,933